CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 791,021	$ 879,396	$ 3,155,671	$ 3,785,063	$ 3,707,628
Cost of revenues (exclusive of depreciation and amortization shown separately below)	653,339	746,693	2,551,485	3,163,443	3,108,651
Selling, general, and administrative expenses	40,481	41,056	306,282	175,373	152,493
Impairment of goodwill and indefinite-lived assets					1,232,000
(Recovery from) loss on Take 5			(7,700)		79,165
Depreciation and amortization	59,613	60,209	238,598	232,573	225,233
Total expenses	753,433	847,958	3,088,665	3,571,389	4,797,542
Operating income (loss)	37,588	31,438	67,006	213,674	(1,089,914)
Other expenses:
Interest expense, net	30,865	51,794	234,044	232,077	229,643
Change in fair value of warrant liability	5,526	0	13,363
Total other expenses	36,391	51,794	247,407	232,077	229,643
Loss before income taxes	1,197	(20,356)	(180,401)	(18,403)	(1,319,557)
(Benefit from) provision for income taxes	1,743	1,367	(5,331)	1,353	(168,334)
Net loss	(546)	(21,723)	(175,070)	(19,756)	(1,151,223)
Less: net income attributable to noncontrolling interest	(430)	(15)	736	1,416	6,109
Net loss attributable to stockholders of Advantage Solutions Inc.	(116)	(21,708)	(175,806)	(21,172)	(1,157,332)
Other comprehensive loss, net of tax:
Foreign currency translation adjustments	(2,420)	(8,160)	8,827	5,497	(8,961)
Total comprehensive loss attributable to stockholders of Advantage Solutions Inc.	$ (2,536)	$ (29,868)	$ (166,979)	$ (15,675)	$ (1,166,293)
Net loss per common share:
Basic and diluted	$ 0.00	$ (0.11)	$ (0.79)	$ (0.10)	$ (5.68)
Weighted-average number of common shares:
Basic and diluted	317,601,345	203,750,000	223,227,833	203,750,000	203,750,000